Schedule of earnings per share (Details)	12 Months Ended
	Jun. 30, 2026 USD ($) Integer $ / shares shares	Jun. 30, 2025 USD ($) Integer $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares
IfrsStatementLineItems [Line Items]
Loss for the year attributable to owners of the parent | $	$ (24,366,196)	$ (1,972,954)	$ (1,715,375)
Earnings used in calculating basic and diluted loss per share | $	$ (24,366,196)	$ (1,972,954)	$ (1,715,375)
Date		1 Jul 25
Shares issued	206,088,228	11,069,578
Split factor | Integer		12
Days outstanding		365 days
Weighted average number of ordinary shares — basic	161,130,644	132,834,936	132,834,936
Dilutive potential ordinary shares
Weighted average number of ordinary shares — diluted	161,130,644	132,834,936	132,834,936
Basic loss per share (USD) | $ / shares	$ (0.1512)	$ (0.0149)	$ (0.0129)
Diluted loss per share (USD) | $ / shares	$ (0.1512)	$ (0.0149)	$ (0.0129)
Balance on issue [member]
IfrsStatementLineItems [Line Items]
Weighted average number of ordinary shares — basic		132,834,936
Advaitha Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Date	1 Sep 25
Shares issued	73,748
Split factor | Integer	12
Days outstanding	303 days
Weighted average number of ordinary shares — basic	734,651
Braiin LLC and Raptor300 Inc [member]
IfrsStatementLineItems [Line Items]
Date	12 Feb 26
Shares issued	326,820
Split factor | Integer	3
Days outstanding	139 days
Weighted average number of ordinary shares — basic	373,381
Uniqus Consultech Inc [member]
IfrsStatementLineItems [Line Items]
Date	12 Feb 26
Shares issued	84,306
Split factor | Integer	3
Days outstanding	139 days
Weighted average number of ordinary shares — basic	96,317
Karmic Trading and others for services [member]
IfrsStatementLineItems [Line Items]
Date	12 Feb 26
Shares issued	26,275
Split factor | Integer	3
Days outstanding	139 days
Weighted average number of ordinary shares — basic	30,018
Jasmeet Singh [member]
IfrsStatementLineItems [Line Items]
Date	11 Feb 26
Shares issued	196,638
Split factor | Integer	3
Days outstanding	140 days
Weighted average number of ordinary shares — basic	226,268
VIS shareholders [member]
IfrsStatementLineItems [Line Items]
Date	12 Feb 26
Shares issued	4,382,603
Split factor | Integer	3
Days outstanding	139 days
Weighted average number of ordinary shares — basic	5,006,974
Connect Simple Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Date	12 Feb 26
Shares issued	9,636,625
Split factor | Integer	3
Days outstanding	139 days
Weighted average number of ordinary shares — basic	11,009,514
Mirragin RAS consulting pty ltd [member]
IfrsStatementLineItems [Line Items]
Date	12 Feb 26
Shares issued	353,982
Split factor | Integer	3
Days outstanding	139 days
Weighted average number of ordinary shares — basic	404,412
Mirragin Project Isidore Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Date	12 Feb 26
Shares issued	63,914
Split factor | Integer	3
Days outstanding	139 days
Weighted average number of ordinary shares — basic	73,020
Nisus Australia Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Date	12 Feb 26
Shares issued	310,717
Split factor | Integer	3
Days outstanding	139 days
Weighted average number of ordinary shares — basic	354,984
Vega Global Technologies Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Date	12 Feb 26
Shares issued	7,393,914
Split factor | Integer	3
Days outstanding	139 days
Weighted average number of ordinary shares — basic	8,447,294
Maxim Group LLC [member]
IfrsStatementLineItems [Line Items]
Date	12 Feb 26
Shares issued	1,346,978
Split factor | Integer	3
Days outstanding	139 days
Weighted average number of ordinary shares — basic	1,538,876